Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	CARDINAL INFRASTRUCTURE GROUP INC.
Entity Central Index Key	0002079999
Amendment Flag	false